LOANS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Summary of loans receivable
	As of December 31,
	2014	2015
	US$	US$
Current
Secured
-Entrusted loans	17,413	924
-Mortgage loans	11,943	16,614
	29,356	17,538
Unsecured loans	50,285	252,510
Less: Allowance for doubtful debts	-	(3,058)

	79,641	266,990

Non-current
Secured
-Mortgage loans	41	1,717
	41	1,717
Unsecured loans	1,968	54,230
Less: Allowance for doubtful debts	-	(598)

	2,009	55,349

For the Years Ended December 31,
2015
US$

Movement in allowance for doubtful debts:
Balance at beginning of year	-
Additional provision charged to expenses	3,656
Write-offs	-

Balance at end of year	3,656